Leases - Schedule of Operating lease and Lease Cost (Details) - USD ($)		6 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2024
Schedule of Operating lease and Lease Cost [Abstract]
Operating right-of-use assets		$ 799,353
Amortization of right-of-use assets		(36,709)
Right-of-use assets, net		762,644
Operating lease liabilities, current portion		110,832
Operating lease liabilities, non-current portion		687,093
Total operating lease liabilities		$ 797,925
Weighted average remaining lease term		5 years 29 days
Weighted average discount rate	[1]	7.12%
Operating lease expense excluding short-term lease expense		$ 36,806
Short-term lease expense		73,428	65,819
Total		110,234	65,819
Cash paid for operating leases		$ 10,810

[1]	The U.S. prime rate was applied as an alternative to the discount rate for lease assets located in the USA, and the Philippines overnight lending rate was applied as an alternative to the discount rate for lease assets located in Philippines, given the fact that the rate implicit in the Group’s leases is not readily determinable, and that as of December 31, 2024, the Group had no bank loans.